Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Current assets
Cash	$ 2,512,012	$ 9,188,483	$ 5,182,249
Receivables and prepaid expenses	1,244,561	627,181	254,092
Marketable securities - current	3,162,361
Deposit - uranium investment	3,000,000
Assets held for sale	728,882	1,741,064
Total current assets	10,647,816	11,556,728	5,436,341
Non-current assets
Intangible assets	528,282	491,996	483,631
Property, plant, and equipment	2,334,421	1,603,679	1,484,836
Investment in associate		564,340	451,221
Investment in uranium		4,210,000
Marketable securities - non-current	784,832
Mineral properties	145,219,086	136,079,578	6,608,060
Reclamation deposits	88,500	88,500	85,500
Right-of-use asset	185,614	244,564	8,867
Deferred acquisition costs	6,009,303
Deferred financing costs	3,162,936
Restricted cash	54,568,668	4,517,139	3,796,788
Total assets	223,529,458	159,356,524	18,355,244
Current liabilities
Accounts payable and accrued liabilities	3,105,065	5,835,116	368,056
Due to related parties	441,374	6,893	2,319
Note payable			330,935
Lease liability - current	84,262	82,116	5,746
Total current liabilities	3,630,701	5,924,125	707,056
Non-current liabilities
Asset retirement obligations	4,752,352	4,176,493	5,239,108
Lease liability - non-current	96,166	167,393	3,121
Total liabilities	8,479,219	10,268,011	5,949,285
Shareholders’ equity
Share capital	190,610,250	162,582,365	26,653,141
Share subscriptions received	51,558,624
Contributed surplus	16,218,518	12,662,103	2,019,445
Accumulated other comprehensive income	5,530,224	6,196,033	7,521,888
Deficit	(48,867,377)	(32,351,988)	(23,788,515)
Total shareholders’ equity	215,050,239	149,088,513	12,405,959
Total liabilities and shareholders’ equity	$ 223,529,458	$ 159,356,524	$ 18,355,244